Business combinations - Acquisitions Narrative (Details) $ in Thousands			12 Months Ended		17 Months Ended
	Aug. 03, 2021 USD ($) shares	Jun. 18, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Sep. 01, 2021 USD ($)	Aug. 03, 2021 CAD ($) shares	Jan. 01, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Purchase price				$ 462,214,000
Cash paid				447,823,000
Contingent consideration				3,004,000
Equity issuance				11,387,000
Payment of acquisition-related contingent consideration			$ 2,012,000	0
Proceeds from loans and borrowings			0	$ 300,000,000
Term loan facilities
Disclosure of detailed information about business combination [line items]
Proceeds from loans and borrowings		$ 300,000,000
Base
Disclosure of detailed information about business combination [line items]
Purchase price								$ 92,678,000
Cash paid								89,674,000
Contingent consideration								3,004,000
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid			992,000
Equity issuance								$ 0
Mazooma
Disclosure of detailed information about business combination [line items]
Purchase price	$ 54,503,000						$ 68,342
Cash paid	43,116,000						$ 54,063
Contingent consideration	$ 0		0		$ 0
Percentage of equity interest acquired (in percent)	100.00%						100.00%
Equity issuance	$ 11,387,000						$ 14,278
Number of equity shares issued | shares	138,522						138,522
Total maximum consideration, including contingent consideration and initial consideration	$ 316,531,000						$ 400,000
Contingent consideration performance metric term (in years)	3 years
Payment of acquisition-related contingent consideration			$ 0
Increase (decrease) in deferred tax liability (asset)					(1,299,000)
Increase (decrease) in income taxes payable					(60,000)
Acquisitions through business combinations					$ (1,359,000)
Simplex
Disclosure of detailed information about business combination [line items]
Purchase price						$ 290,574,000
Cash paid						290,574,000
Contingent consideration						$ 0
Percentage of equity interest acquired (in percent)						100.00%
Equity issuance						$ 0
Cash paid relating to working capital and closing adjustments						40,574,000
Paymentez
Disclosure of detailed information about business combination [line items]
Purchase price						24,459,000
Cash paid						24,459,000
Contingent consideration						$ 0
Percentage of equity interest acquired (in percent)						100.00%
Equity issuance						$ 0